Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OperatingLeasesLineItems [Line Items]
Future minimum rentals payable under non-cancellable operating leases	$ 1,113	$ 853	$ 878
Less than one year [Member]
OperatingLeasesLineItems [Line Items]
Future minimum rentals payable under non-cancellable operating leases	423	278	266
Between one and five years [Member]
OperatingLeasesLineItems [Line Items]
Future minimum rentals payable under non-cancellable operating leases	$ 691	$ 575	$ 612